Litigation, regulatory and similar matters (Detail) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	$ 3,785
Increase in provisions recognized in the income statement	1,046
Release of provisions recognized in the income statement	(212)
Provisions used in conformity with designated purpose	(1,104)
Reclassifications	134
Foreign currency translation and other movements	(4)
Balance as of 30 June 2026	3,645
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	2,200
Increase in provisions recognized in the income statement	181
Release of provisions recognized in the income statement	(87)
Provisions used in conformity with designated purpose	(454)
Reclassifications	134
Foreign currency translation and other movements	(9)
Balance as of 30 June 2026	1,964
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	317
Increase in provisions recognized in the income statement	41
Release of provisions recognized in the income statement	(46)
Provisions used in conformity with designated purpose	(106)
Reclassifications	(2)
Foreign currency translation and other movements	(1)
Balance as of 30 June 2026	203
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	16
Increase in provisions recognized in the income statement	7
Release of provisions recognized in the income statement	(6)
Provisions used in conformity with designated purpose	0
Reclassifications	0
Foreign currency translation and other movements	0
Balance as of 30 June 2026	15
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	0
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Reclassifications	0
Foreign currency translation and other movements	0
Balance as of 30 June 2026	0
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	283
Increase in provisions recognized in the income statement	4
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(7)
Reclassifications	0
Foreign currency translation and other movements	(6)
Balance as of 30 June 2026	274
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	1,388
Increase in provisions recognized in the income statement	126
Release of provisions recognized in the income statement	(34)
Provisions used in conformity with designated purpose	(265)
Reclassifications	136
Foreign currency translation and other movements	(2)
Balance as of 30 June 2026	1,350
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	196
Increase in provisions recognized in the income statement	2
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(76)
Reclassifications	0
Foreign currency translation and other movements	0
Balance as of 30 June 2026	$ 122